UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Trident Investment Management, LLC
Address:          909 Third Avenue, 30th Floor
                  New York, New York 10022


Form 13F File Number: 028-13816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Krishnamurthy Narayanan
Title:            Managing Member
Phone:            (212) 350-4710

Signature, Place, and Date of Signing:

/s/ Krishnamurthy Narayanan     New York, New York          July 26, 2010
---------------------------     -----------------------     -----------------
        [Signature]             [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24

Form 13F Information Table Value Total:     $95,414 (thousands)


List of Other Included Managers:

   None.

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                                                           FORM 13F

QTR ENDED 06/30/2010                         Name of Reporting Manager:  TRIDENT INVESTMENT MANAGEMENT, LLC

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       Item 1:             Item 2:          Item 3:   Item 4:  Item 5:             Item 6:     Item 7:           Item 8:
    Name of Issuer         Title of         CUSIP     Fair     Share or            Investment  Other             Voting
                                                      Market   Principal Sh/ Put/  Discretion  Managers          Authority
                                                      Value    Amount    Pm  Call
                                                      (x$1000)                                          (a) Sole (b) Shared (c) None
BARRICK GOLD CORP            COM              067901108  4,346   95,700   SH          SOLE                95,700
CENOVUS ENERGY INC           COM              15135U109    472   18,300   SH          SOLE                18,300
CLAYMORE ETF TRUST 2         S&P GBL WATER    18383Q507    555   33,700   SH          SOLE                33,700
ENCANA CORP                  COM              292505104    555   18,300   SH          SOLE                18,300
EXXON MOBIL CORP             COM              30231G102  3,156   55,300   SH          SOLE                55,300
ISHARES INC                  MSCI EMU INDEX   464286608    551   19,000   SH          SOLE                19,000
ISHARES INC                  MSCI JAPAN       464286848    748   80,000   SH          SOLE                80,000
ISHARES TR INDEX             S&P GBL HLTHCR   464287325  2,359   51,450   SH          SOLE                51,450
JOHNSON & JOHNSON            COM              478160104  1,760   29,800   SH          SOLE                29,800
MARKET VECTORS ETF TR        GOLD MINER ETF   57060U100 12,678  244,000   SH          SOLE               244,000
MCKESSON CORP                COM              58155Q103    685   10,200   SH          SOLE                10,200
NEWMONT MINING CORP          COM              651639106  1,840   29,800   SH          SOLE                29,800
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105    647   30,000   SH          SOLE                30,000
POWERSHARES ETF TRUST        WATER RESOURCE   73935X575  1,189   78,500   SH          SOLE                78,500
POWERSHS DB MULTI SECT COMM  DB AGRICULT FD   73936B408  1,755   72,000   SH          SOLE                72,000
ROYAL DUTCH SHELL PLC        SPONS ADR A      780259206  3,125   62,225   SH          SOLE                62,225
SELECT SECTOR SPDR TR        SBI HEALTHCARE   81369Y209  1,537   54,500   SH          SOLE                54,500
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308  8,745  342,000   SH          SOLE               342,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY   81369Y506  8,751  175,500   SH          SOLE               175,500
SELECT SECTOR SPDR TR        SBI INT-UTILS    81369Y886  6,567  231,900   SH          SOLE               231,900
SPDR GOLD TRUST              GOLD SHS         78463V107 28,015  229,900   SH          SOLE               229,900
SPDR INDEX SHS FDS           EURO STOXX 50    78463X202  1,463   47,100   SH          SOLE                47,100
WALT DISNEY COMPANY (THE)    COM              254687106  2,999   95,200   SH          SOLE                95,200
YAMANA GOLD INC              COM              98462Y100    916   88,895   SH          SOLE                88,895
